Loans, Net (Tables)	12 Months Ended
Dec. 31, 2022
Loans, Net [Abstract]
Schedule of the Effective Date, management by assistance of third-party	Pursuant to the above, at the Effective Date, management by assistance of third-party appraiser allocated the IBI Loan to identified components as follows:
As of Closing Date
Derivative warrant liability (see Note 8)	$88
Straight loan	812
Total gross consideration	$900

Schedule of Reconciliation Carrying Amount	The following tabular presentation reflects the reconciliation of the carrying amount of the Company’s loans during the years ended December 31, 2022, 2021:
	Year ended December 31,
	2022	2021	2020
Opening balance	$508	$1,069	$1,469
Consideration received from PPP Note	—	54	75
Net consideration received from IBI Loan	887	—	—
Recognition of fair value of derivative warrant liability	(88)	—	—
PPP Note forgiveness (see also Note 6B)	—	(129)	—
Amortization of discounts relating to straight loan (see also Note 13)	14	14	29
Accrued interest expenses relating to straight loan (see also Note 13)	77	45	91
Repayment of accrued interest relating to straight loan	(77)	(45)	(91)
Repayment of Facility Fee relating to straight loan	(10)	(40)	—
Repayment of principal relating to straight loans	(582)	(500)	(504)
Derecognition due to extinguishment of original straight loan	—	(672)	—
Recognition subsequent to substantial modification of terms	—	712	—
Exchange rate differences	(12)	—	—
Closing balance	$717	$508	$1,069

Schedule of Maturity Dates of Outstanding Loans	Maturity dates of outstanding loans:
	As of December 31,
	2022	2021
First year (current maturities) (*)	$164	$508
Second year	288	—
Third year	265	—
Closing balance	$717	$508

(*)      As described in Note 6C above, the Company is required to repay each year a minimum amount of $330 with respect to Repayment Amount (principal and interest).